Document And Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Jun. 28, 2016
Document Effective Date	Jun. 28, 2016
Prospectus Date	Jun. 27, 2016
Eaton Vance Floating-Rate Advantage Fund | Advisers Class
Risk/Return:
Trading Symbol	EVFAX
Eaton Vance Floating-Rate Advantage Fund | Class A
Risk/Return:
Trading Symbol	EAFAX
Eaton Vance Floating-Rate Advantage Fund | Class B
Risk/Return:
Trading Symbol	EBFAX
Eaton Vance Floating-Rate Advantage Fund | Class C
Risk/Return:
Trading Symbol	ECFAX
Eaton Vance Floating-Rate Advantage Fund | Class I
Risk/Return:
Trading Symbol	EIFAX
Eaton Vance Floating-Rate Fund | Advisers Class
Risk/Return:
Trading Symbol	EABLX
Eaton Vance Floating-Rate Fund | Class A
Risk/Return:
Trading Symbol	EVBLX
Eaton Vance Floating-Rate Fund | Class B
Risk/Return:
Trading Symbol	EBBLX
Eaton Vance Floating-Rate Fund | Class C
Risk/Return:
Trading Symbol	ECBLX
Eaton Vance Floating-Rate Fund | Class I
Risk/Return:
Trading Symbol	EIBLX
Eaton Vance Floating-Rate & High Income Fund | Advisers Class
Risk/Return:
Trading Symbol	EAFHX
Eaton Vance Floating-Rate & High Income Fund | Class A
Risk/Return:
Trading Symbol	EVFHX
Eaton Vance Floating-Rate & High Income Fund | Class B
Risk/Return:
Trading Symbol	EBFHX
Eaton Vance Floating-Rate & High Income Fund | Class C
Risk/Return:
Trading Symbol	ECFHX
Eaton Vance Floating-Rate & High Income Fund | Class I
Risk/Return:
Trading Symbol	EIFHX
Eaton Vance Floating-Rate & High Income Fund | Class R6
Risk/Return:
Trading Symbol	ESFHX